UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/08


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                  VALUE
    AMOUNT OR SHARES
                         ASSET-BACKED SECURITIES--0.1%
                         HOME EQUITY LOAN--0.1%
  $          106,582 1,2 125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029                 $     106,315
              85,242     New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028             84,910
                            TOTAL ASSET-BACKED SECURITIES                                                    191,225
                            (IDENTIFIED COST $191,245)
                         CORPORATE BONDS--88.2%
                         BASIC INDUSTRY - CHEMICALS--1.3%
           1,140,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                        1,033,581
           2,000,000     Praxair, Inc., 6.375%, 4/1/2012                                                   2,098,843
                            TOTAL                                                                          3,132,424
                         BASIC INDUSTRY - METALS & MINING--3.8%
             730,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                  708,410
           1,370,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                        1,349,812
           1,500,000     Barrick Gold Corp., 4.875%, 11/15/2014                                            1,428,491
           2,560,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                  2,377,805
           1,100,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                           985,999
             500,000     Noranda, Inc., 6.00%, 10/15/2015                                                    502,103
           1,200,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                         1,206,401
             650,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                        649,123
                            TOTAL                                                                          9,208,144
                         BASIC INDUSTRY - PAPER--1.5%
              25,000     International Paper Co., Note, 6.50%, 11/15/2007                                     25,047
           2,430,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                        2,621,912
           1,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                        1,042,875
                            TOTAL                                                                          3,689,834
                         CAPITAL GOODS - AEROSPACE & DEFENSE--1.6%
             555,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                        549,124
             300,000     Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                          293,640
           2,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                      2,177,593
             860,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                    825,296
                            TOTAL                                                                          3,845,653
                         CAPITAL GOODS - BUILDING MATERIALS--0.3%
             650,000     CRH America, Inc., 5.30%, 10/15/2013                                                630,551
                         CAPITAL GOODS - DIVERSIFIED MANUFACTURING--2.3%
             860,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                       907,300
           2,000,000     General Electric Co., Note, 5.00%, 2/1/2013                                       1,956,456
           1,120,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                          1,156,351
             950,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                            900,535
             725,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                         742,182
                            TOTAL                                                                          5,662,824
                         CAPITAL GOODS - ENVIRONMENTAL--1.3%
           1,000,000     Waste Management, Inc., 7.375%, 8/1/2010                                          1,055,300
           2,000,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                     2,050,147
                            TOTAL                                                                          3,105,447
                         COMMUNICATIONS - MEDIA & CABLE--2.7%
           3,300,000     Comcast Corp., 7.125%, 6/15/2013                                                  3,496,656
             550,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                  561,137
           1,925,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                         1,883,106
             675,000 1,2 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017                          654,804
                            TOTAL                                                                          6,595,703
                         COMMUNICATIONS - MEDIA NONCABLE--0.2%
             500,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                              578,468
                         COMMUNICATIONS - TELECOM WIRELESS-2.9%
           2,300,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                     2,893,154
           1,070,000     America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015                              1,023,615
           2,000,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                     2,186,673
             240,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                235,388
             870,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                         835,951
                            TOTAL                                                                          7,174,781
                         COMMUNICATIONS - TELECOM WIRELINES--1.4%
             370,000     Embarq Corp., 6.738%, 6/1/2013                                                      377,435
           1,500,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                 1,505,785
             270,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                 275,017
           1,280,000     Telefonica SA, Sr. Note, 5.855%, 2/4/2013                                         1,268,635
                            TOTAL                                                                          3,426,872
                         CONSUMER CYCLICAL - AUTOMOTIVE--3.6%
             500,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                      513,596
           4,500,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010              4,408,036
           1,600,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008        1,579,036
             500,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                  497,437
           1,760,000 1,2 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                   1,730,094
                            TOTAL                                                                          8,728,199
                         CONSUMER CYCLICAL - ENTERTAINMENT--1.3%
             180,000     International Speedway Corp., 4.20%, 4/15/2009                                      176,225
             940,000     International Speedway Corp., 5.40%, 4/15/2014                                      908,482
             730,000     Time Warner, Inc., 5.50%, 11/15/2011                                                724,910
           1,360,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                           1,387,477
                            TOTAL                                                                          3,197,094
                         CONSUMER CYCLICAL - LODGING--0.2%
             450,000     Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                         435,576
                         CONSUMER CYCLICAL - RETAILERS--1.3%
             439,702 1,2 CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027                              416,124
             375,000     CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011                                      376,569
             485,000     CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017                               465,531
             650,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                            647,186
             250,000     JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018                          240,179
           1,000,000     Target Corp., 5.875%, 3/1/2012                                                    1,018,776
                            TOTAL                                                                          3,164,365
                         CONSUMER CYCLICAL - SERVICES-0.9%
           2,025,000     Boston University, 7.625%, 7/15/2097                                              2,305,139
                         CONSUMER NON-CYCLICAL FOOD/BEVERAGE--2.2%
             890,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                875,526
             940,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                           926,332
             700,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                         696,265
               5,000     Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011              5,649
           1,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                997,740
             650,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                            664,120
           1,190,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                              1,221,522
                            TOTAL                                                                          5,387,154
                         CONSUMER NON-CYCLICAL HEALTH CARE--1.2%
           1,500,000     Anthem, Inc., 6.80%, 8/1/2012                                                     1,569,339
             780,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                  751,239
             820,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                            740,167
                            TOTAL                                                                          3,060,745
                         CONSUMER NON-CYCLICAL PHARMACEUTICALS--2.0%
           1,330,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                           1,274,300
           1,370,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                           1,339,057
             580,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                         628,578
             300,000     Wyeth, 5.45%, 4/1/2017                                                              292,872
           1,400,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                              1,388,503
                            TOTAL                                                                          4,923,310
                         CONSUMER NON-CYCLICAL SUPERMARKETS--0.5%
             450,000     Kroger Co., 7.25%, 6/1/2009                                                         463,568
             675,000     Kroger Co., Company Guarantee, 7.45%, 3/1/2008                                      682,285
                            TOTAL                                                                          1,145,853
                         CONSUMER NON-CYCLICAL TOBACCO--0.2%
             375,000     Altria Group, Inc., 5.625%, 11/4/2008                                               377,033
                         ENERGY - INDEPENDENT--3.0%
           1,000,000     Anadarko Finance Co., 6.75%, 5/1/2011                                             1,038,758
             290,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                        286,074
           1,970,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                 1,863,877
             500,000 1,2 Lukoil International Finance BV, 6.356%, 6/7/2017                                   472,050
             170,000     Pemex Project Funding Master, 5.75%, 12/15/2015                                     164,781
           1,350,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010               1,462,118
             864,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                 848,289
             600,000 1,2 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                 588,000
             240,000     XTO Energy, Inc., 6.75%, 8/1/2037                                                   245,118
             355,000     XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017                                 362,300
                            TOTAL                                                                          7,331,365
                         ENERGY - INTEGRATED--2.7%
              10,000     BP Amoco PLC, Deb., 9.125%, 3/1/2011                                                 11,298
           2,870,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                            2,859,354
           1,300,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                           1,453,011
           1,164,459 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                1,171,216
           1,100,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                    1,087,042
                            TOTAL                                                                          6,581,921
                         ENERGY - OIL FIELD SERVICES--0.4%
             890,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                           857,636
                         ENERGY - REFINING--0.3%
             720,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                          669,515
                         FINANCIAL INSTITUTION - BANKING--20.6%
           1,200,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                  1,194,422
           5,000,000     Bank of America Corp., Sr. Note, 5.375%, 6/15/2014                                4,898,738
           1,700,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                             1,630,178
           1,180,000     Capital One Capital IV, 6.745%, 2/17/2037                                         1,029,655
           1,020,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                               1,031,955
           2,000,000     Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010                               2,125,499
           2,000,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                  2,011,072
           1,093,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                 1,115,235
           2,100,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                   2,228,152
           1,610,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                  1,615,612
           2,800,000     First Union Institutional Capital I, Bond, 8.04%, 12/1/2026                       2,923,230
           2,100,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                           2,041,842
             660,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                651,689
           1,100,000     HSBC Finance Corp., 5.00%, 6/30/2015                                              1,011,766
           2,000,000     HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012                                   2,005,275
           1,200,000     Hudson United Bancorp, 7.00%, 5/15/2012                                           1,271,743
           1,100,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                             1,055,190
           1,400,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011                               1,451,130
           1,165,000     Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021                   1,119,497
           2,000,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                     1,944,471
             610,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                    601,356
             400,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                     398,045
             160,000     PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                      156,692
           1,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                    1,048,457
             960,000     Popular North America, Inc., 5.65%, 4/15/2009                                       964,757
           3,822,222 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                    4,233,458
           1,460,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                1,442,162
             620,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                        593,807
           1,500,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                              1,406,978
           1,100,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                   1,034,889
             500,000     Washington Mutual Bank, 5.125%, 1/15/2015                                           459,582
           1,200,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                              1,256,356
           1,000,000     Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011                                1,032,557
           1,230,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                       1,181,493
                            TOTAL                                                                         50,166,940
                         FINANCIAL INSTITUTION - BROKERAGE--8.3%
           3,000,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                        2,909,241
             900,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                 1,060,764
           5,000,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                       5,145,944
           2,550,000     Invesco PLC, Note, 4.50%, 12/15/2009                                              2,480,998
             320,000     Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012                               324,598
             375,000     Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017                               380,257
           1,700,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                  1,686,245
             940,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                 1,000,972
           1,070,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017                       1,056,663
           1,000,000     Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037                        980,312
           2,000,000     Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014                         1,936,565
             390,000     Nuveen Investments, 5.00%, 9/15/2010                                                363,525
             390,000     Nuveen Investments, 5.50%, 9/15/2015                                                335,549
             550,554 1,2 World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                    576,296
                            TOTAL                                                                         20,237,929
                         FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--3.0%
           1,000,000     American General Finance Corp., 4.00%, 3/15/2011                                    949,334
           1,600,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                    1,566,756
             830,000 1,2 Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017                               738,073
           1,500,000     General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008               1,562,114
             500,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                           506,800
           1,535,000     International Lease Finance Corp., 4.875%, 9/1/2010                               1,507,650
             650,000     Residential Capital Corp., 6.00%, 2/22/2011                                         599,580
                            TOTAL                                                                          7,430,307
                         FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
             300,000     Aetna US Healthcare, 5.75%, 6/15/2011                                               302,799
                         FINANCIAL INSTITUTION - INSURANCE - LIFE--0.5%
           1,150,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                          1,247,492
                         FINANCIAL INSTITUTION - INSURANCE - P&C--3.3%
             940,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                  924,218
             190,000     CNA Financial Corp., 6.50%, 8/15/2016                                               190,405
             475,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                         479,656
             630,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                             643,819
           1,400,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                        1,354,850
             750,000     Loews Corp., Deb., 8.875%, 4/15/2011                                                836,059
           1,000,000     St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007              1,001,222
             350,000     The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067                                    329,851
             200,000     The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                        194,743
           2,000,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                         2,008,860
                            TOTAL                                                                          7,963,683
                         FINANCIAL INSTITUTION- REITS--2.1%
           2,000,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                          1,961,753
             430,000 1,2 Equity One, Inc., Bond, 6.00%, 9/15/2017                                            425,092
             860,000     Prologis, Note, 5.25%, 11/15/2010                                                   853,728
             660,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                 656,600
           1,300,000     Simon Property Group, Inc., Note, 4.875%, 8/15/2010                               1,277,889
                            TOTAL                                                                          5,175,062
                         FOREIGN-LOCAL-GOVERNMENT--0.9%
           2,180,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                          2,246,934
                         MUNICIPAL SERVICES--0.6%
             560,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                       527,167
             970,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                            921,287
                            TOTAL                                                                          1,448,454
                         SOVEREIGN--0.5%
           1,000,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                    1,128,285
                         TECHNOLOGY--2.3%
           1,295,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                       1,290,618
             240,000     Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016                             235,925
             375,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                         394,709
             780,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                          784,886
             450,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                          435,521
             520,000     Intuit, Inc., Sr. Note, 5.40%, 3/15/2012                                            512,778
           1,970,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                       1,942,780
                            TOTAL                                                                          5,597,217
                         TRANSPORTATION - AIRLINES--1.0%
           1,830,000     Southwest Airlines Co., 6.50%, 3/1/2012                                           1,891,477
             425,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                      449,872
                            TOTAL                                                                          2,341,349
                         TRANSPORTATION - RAILROADS--0.6%
             480,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                               448,146
             735,729     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                821,011
             230,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                      238,926
              30,000     Union Pacific Corp., 4.875%, 1/15/2015                                               28,077
                            TOTAL                                                                          1,536,160
                         TRANSPORTATION - SERVICES--0.5%
             550,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                 550,484
             700,000     Ryder System, Inc., 5.95%, 5/2/2011                                                 710,320
                            TOTAL                                                                          1,260,804
                         UTILITY - ELECTRIC--3.3%
             450,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036            413,200
             420,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                         412,252
             740,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                      696,094
             965,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                      980,069
           1,500,000     Enersis S.A., Note, 7.40%, 12/1/2016                                              1,598,625
           1,310,000 1,2 Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017                               1,322,881
           1,500,000     MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037               1,412,028
             535,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                          494,643
             620,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                            625,676
                            TOTAL                                                                          7,955,468
                         UTILITY - NATURAL GAS DISTRIBUTOR--1.0%
           2,570,000     Atmos Energy Corp., 4.00%, 10/15/2009                                             2,506,269
                         UTILITY - NATURAL GAS PIPELINES--0.5%
           1,400,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035              1,230,901
                            TOTAL CORPORATE BONDS                                                        214,991,659
                            (IDENTIFIED COST $216,724,287)
                         CORPORATE NOTE--0.7%
                         COMMUNICATIONS - TELECOM WIRELINES--0.7%
           1,785,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                   1,754,345
                         (IDENTIFIED COST $1,784,515)
                         GOVERNMENTS/AGENCIES--2.3%
                         SOVEREIGN--2.3%
           1,500,000     United Mexican States, 6.625%, 3/3/2015                                           1,577,475
           3,600,000     United Mexican States, Note, 9.875%, 2/1/2010                                     3,955,140
                            TOTAL GOVERNMENTS/AGENCIES                                                     5,532,615
                            (IDENTIFIED COST $5,532,567)
                         U.S. TREASURY--3.3%
           4,000,000     U.S. Treasury Note, 4.50%, 4/30/2012                                              3,986,691
           2,000,000   3 U.S. Treasury Note, 4.875%, 4/30/2011                                             2,022,193
           2,000,000     U.S. Treasury Note, 4.875%, 6/30/2012                                             2,025,925
                            TOTAL U.S. TREASURY                                                            8,034,809
                            (IDENTIFIED COST $7,940,906)
                         MUTUAL FUND--3.4%
           8,458,521 4,5 Prime Value Obligations Fund, Institutional Shares, 5.25%                         8,458,521
                         (AT NET ASSET VALUE)
                            TOTAL INVESTMENTS-98.0%                                                      238,963,174
                            (IDENTIFIED COST $240,632,041)6
                            OTHER ASSETS AND LIABILITIES - NET -2.0%                                       4,884,042
                            TOTAL NET ASSETS -100%                                                     $ 243,807,216

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $34,896,618, which represented 14.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2007, these liquid restricted securities amounted to $34,896,618, which represented 14.3% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4    Affiliated company.

5    7-Day net yield.

6 At July 31, 2007, the cost of investments for federal tax purposes was $240,632,041. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,668,867. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,501,963 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,170,830


 At July 31, 2007, the Fund had the following outstanding futures contracts:
 DESCRIPTION                            NUMBER OF                 NOTIONAL     EXPIRATION       UNREALIZED
                                        CONTRACTS                 VALUE        DATE          APPRECIATION/
                                                                                            (DEPRECIATION)
 7U.S. Treasury Notes 2-Year Long       200                       $40,987,500  September          $158,658
 Futures                                                                       2007
 7U.S. Treasury Notes 5-Year Long       595                       $62,754,055  September          $616,105
 Futures                                                                       2007
 7 U.S. Treasury Bond Short Futures     445                       $48,977,813  September        $(566,709)
                                                                               2007
           NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                       $208,054

   7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 REITs --Real Estate Investment Trusts






FEDERATED SHORT-TERM INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                   ADJUSTABLE RATE MORTGAGES--3.8%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--1.1%
  $     41,700   1 FHLMC ARM 390260, 5.682%, 10/01/2030                                                                $      41,652
       225,043   1 FHLMC ARM 420173, 5.750%, 4/01/2030                                                                       225,878
        17,343   1 FHLMC ARM 420196, 5.474%, 11/01/2030                                                                       17,296
        77,463   1 FHLMC ARM 606116, 30 Year, 7.058%, 9/1/2019                                                                78,236
     2,411,402   1 FHLMC ARM 780443, 5.419%, 3/01/2033                                                                     2,435,279
        78,445   1 FHLMC ARM 785167, 7.006%, 12/01/2018                                                                       79,251
                      TOTAL                                                                                                2,877,592
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
        84,243   1 FNMA ARM 316302, 6.825%, 11/01/2018                                                                        86,182
     1,792,194   1 FNMA ARM 544843, 6.029%, 10/01/2027                                                                     1,813,881
       948,423   1 FNMA ARM 544852, 6.125%, 4/01/2028                                                                        960,241
     1,153,133   1 FNMA ARM 544884, 6.105%, 5/01/2034                                                                      1,167,269
     2,646,190   1 FNMA ARM 556379, 6.429%,  5/01/2040                                                                     2,663,991
       540,559   1 FNMA ARM 556388, 6.429%,  5/01/2040                                                                       543,770
                      TOTAL                                                                                                7,235,334
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
        40,105   1 GNMA ARM 8902, 30 Year, 6.375%, 1/20/2022                                                                  40,590
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                                     10,153,516
                      (IDENTIFIED COST $10,170,719)
                   ASSET-BACKED SECURITIES--26.4%
                   AUTO RECEIVABLES--11.1%
     1,000,000     Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012                            1,001,447
       434,213     Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010                                432,792
     1,250,000     Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013                         1,260,259
     1,500,000     BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011                                               1,489,647
     2,000,000     Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010                                      2,001,525
     2,000,000     Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012                                      2,001,101
     1,419,180     Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009                                     1,418,020
       897,608     DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009                                             890,372
       159,669     Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                                       157,849
     1,000,000     Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012                                     1,001,763
     1,040,008     Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                                           1,037,075
       487,780     Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                                          483,787
     1,000,000     Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012                                       1,001,018
     1,250,000     Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013                                        1,239,594
     2,000,000     Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012                                    1,981,353
     1,628,884     M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009                                                  1,627,478
       429,118     Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009                                       427,724
       970,327     Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012                                   950,821
     1,039,424     Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008                                             1,037,954
       776,674     Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009                                    772,635
       651,483     Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010                                    652,095
     2,000,000     Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 2/15/2010                                  2,000,981
     1,040,552     Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                                     1,036,202
       607,999     WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009                                             607,273
     1,500,000 2,3 Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012                                        1,501,999
       409,444     Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010                                                  403,347
       866,367     World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009                                       865,673
                      TOTAL                                                                                               29,281,784
                   COMMERCIAL MORTGAGE-1.0%
     2,500,000     Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.80%, 6/11/2042                                       2,510,344
                   CREDIT CARD--4.5%
     2,000,000     Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011                                             1,971,264
     2,000,000     Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014                                  2,031,991
     1,000,000     Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/15/2014                                   1,003,373
     2,000,000     Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011                              1,983,127
     2,000,000     Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013                             1,992,040
     2,000,000     National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012                                2,003,675
     1,000,000     National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012                                1,003,845
                      TOTAL                                                                                               11,989,315
                   EQUIPMENT LEASE--2.1%
       150,391     CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008                                             149,498
       392,545 2,3 Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                                       388,470
     2,000,000 2,3 Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010                                    2,003,750
     3,000,000     John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011                                               2,983,245
                      TOTAL                                                                                                5,524,963
                   HOME EQUITY LOAN-6.3%
       106,582 2,3 125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029                                             106,315
     1,440,000     Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035                                 1,436,576
        33,906     ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028                                   33,925
     1,678,628     Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023                                    1,670,194
     1,698,086 2,3 GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037                                           1,674,737
       781,181 2,3 GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036                                               765,558
     2,470,290     Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028                             1,496,795
         5,114     Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.63%, 3/25/2035                             5,117
     1,000,000     Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034                                        998,725
       328,248   2 NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029                                                         65,856
     2,227,902 2,3 NationStar NIMTrust 2007-B, Class A, 8.75%, 5/25/2037                                                   2,215,381
       997,432 2,3 Nationstar NIM Trust 2007-C, Class A, 8.00%, 6/25/2037                                                    991,929
       100,714     New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028                                  100,321
     2,000,000     Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035                                  1,987,835
     1,000,000     Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035                              986,623
       330,994 2,3 Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034                                                          328,876
        89,264     Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035                                            89,311
     1,706,886 2,3 Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047              1,606,068
                      TOTAL                                                                                               16,560,142
                   MANUFACTURED HOUSING--0.5%
     1,115,014     Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028                                           1,134,386
       257,172     Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016                                            258,199
                      TOTAL                                                                                                1,392,585
                   OTHER--0.4%
     1,051,036     Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018                                         1,034,902
                   RATE REDUCTION BOND--0.5%
     1,380,814     PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011                                            1,365,951
                      TOTAL ASSET-BACKED SECURITIES                                                                       69,659,986
                      (IDENTIFIED COST $70,990,762)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--13.6%
                   COMMERCIAL MORTGAGE--0.1%
     1,526,357     First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, .99%, 4/18/2029                  118,809
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--2.4%
         8,041     Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021                                              7,887
       174,542     Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013                                          177,149
        38,458     Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008                                          38,432
       193,764     Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024                                          190,877
       204,487     Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028                                         205,597
       226,065     Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016                                          229,809
       541,787     Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017                                          533,686
     2,177,050     Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018                                        2,191,679
       430,572     Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018                                           413,148
       470,982     Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032                                           421,878
       653,787     Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022                                          651,333
       422,816     Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031                                          398,184
       245,384     Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015                                          240,196
       416,821     Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024                                          402,303
       354,833     Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043                                          359,996
                      TOTAL                                                                                                6,462,154
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
       351,324     Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020                                   382,251
         7,510     Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021                                  7,966
       185,630     Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022                                  193,230
       175,091     Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023                                        191,291
        45,104     Federal National Mortgage Association REMIC 1993-135 PJ, 6.50%, 7/25/2008                                  45,070
        12,166     Federal National Mortgage Association REMIC 1993-179 FO, 5.317%, 10/25/2023                                12,230
        47,808     Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023                                    48,264
       260,967     Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013                                   265,853
       100,101     Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008                                  100,393
        53,875     Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009                                    53,954
     1,100,236     Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027                               1,130,825
       176,962     Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017                                   178,082
       654,992     Federal National Mortgage Association REMIC 2002-52 FG, 5.82%, 9/25/2032                                  662,647
       735,000     Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015                                 731,874
       190,022     Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033                                  172,573
       308,469     Federal National Mortgage Association REMIC 2003-47 FP, 5.67%, 9/25/2032                                  309,217
       341,485     Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033                                  303,146
       212,359     Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043                                210,598
       850,000     Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028                                  855,373
       338,345     Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021                                    347,771
       391,054     Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022                                   418,386
       250,928     Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022                                   260,517
                      TOTAL                                                                                                6,881,511
                   NON-AGENCY MORTGAGE-8.5%
     1,500,000     American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034                            1,473,842
       227,137     Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033                                  226,194
       268,662   2 C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029                                                  239,864
       200,000     CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033                           197,721
     2,000,000     Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036                                                    1,996,843
       644,892     Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034                                    632,692
       272,606     Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033                                  270,015
       333,099   2 Greenwich Capital Acceptance 1991-4, Class B1A, 6.42693%, 7/1/2019                                        333,099
     1,000,000 2,3 Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009                                         990,031
     2,000,000     Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037                                  2,000,000
       610,300     Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033                                     589,150
     1,244,000     Permanent Financing (No. 5) PLC, Class 2C, 6.01%, 6/10/2042                                             1,228,972
     1,100,000     Permanent Master Issuer PLC 2006-1, Class 1C, 5.56%, 7/15/2042                                          1,100,000
         2,747   2 Resecuritization Mortgage Trust 1998-A, Class B3, 8.45011%, 10/26/2023                                      2,170
     1,297,466     Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.2643%, 9/25/2034                                1,324,810
        61,084     Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033                             59,365
       521,658     Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017                                           520,572
        41,114 2,3 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 7.86996%, 1/28/2027                                29,602
       732,275     Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024                                                748,084
       990,550     Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                                                     950,082
     1,718,613     Washington Mutual 2006-AR15, Class 1A, 5.862%, 11/25/2046                                               1,713,517
     1,663,828     Washington Mutual 2006-AR17, Class 1A, 5.842%, 12/25/2046                                               1,658,895
     2,000,000     Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033                                                    1,983,179
     1,589,152     Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018                        1,534,285
       681,701     Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.44375%, 7/25/2034                       681,703
                      TOTAL                                                                                               22,484,687
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           35,947,161
                      (IDENTIFIED COST $36,478,890)
                   CORPORATE BONDS--24.4%
                   BASIC INDUSTRY - CHEMICALS--0.8%
     2,200,000     Praxair, Inc., 2.75%, 6/15/2008                                                                         2,152,534
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.5%
     1,250,000     General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010                                                      1,224,670
                   CAPITAL GOODS - BUILDING MATERIALS--0.5%
     1,250,000     CRH America, Inc., 5.625%, 9/30/2011                                                                    1,242,710
                   COMMUNICATIONS - MEDIA & CABLE--1.4%
     1,250,000     Comcast Corp., Company Guarantee, 5.85%, 1/15/2010                                                      1,258,973
     1,500,000     Cox Communications, Inc., Note, 5.91%, 12/14/2007                                                       1,502,792
     1,000,000 2,3 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012                                                980,719
                      TOTAL                                                                                                3,742,484
                   COMMUNICATIONS - MEDIA NONCABLE--0.7%
     1,750,000     Reed Elsevier, Inc., Floating Rate Note, 5.69%, 6/15/2010                                               1,751,045
                   COMMUNICATIONS - TELECOM WIRELESS--0.8%
     1,250,000     America Movil S.A.B. de C.V., Company Guarantee, 4.125%, 3/1/2009                                       1,220,937
       930,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                      912,127
                      TOTAL                                                                                                2,133,064
                   COMMUNICATIONS - TELECOM WIRELINES--0.9%
     2,000,000     BellSouth Corp., 5.485%, 11/15/2007                                                                     2,000,999
       500,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                           491,413
                      TOTAL                                                                                                2,492,412
                   CONSUMER CYCLICAL - AUTOMOTIVE--1.4%
       400,000 2,3 American Honda Finance Corp., 3.85%, 11/6/2008                                                            394,029
     1,250,000 2,3 Harley Davidson, Inc., 3.625%, 12/15/2008                                                               1,223,204
       500,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                        497,437
     1,500,000 2,3 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                                         1,474,512
                      TOTAL                                                                                                3,589,182
                   CONSUMER CYCLICAL - ENTERTAINMENT--0.4%
     1,000,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                 1,020,204
                   CONSUMER CYCLICAL - RETAILERS--1.1%
     1,000,000     CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011                                                          1,004,184
     1,900,000     Target Corp., 3.375%, 3/1/2008                                                                          1,880,545
                      TOTAL                                                                                                2,884,729
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.7%
     2,500,000     Diageo Capital PLC, 3.375%, 3/20/2008                                                                   2,469,529
     2,000,000     General Mills, Inc., 3.875%, 11/30/2007                                                                 1,989,720
                      TOTAL                                                                                                4,459,249
                   CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.9%
       900,000     Abbott Laboratories, 5.375%, 5/15/2009                                                                    903,226
     1,444,000     Eli Lilly & Co., Note, 2.90%, 3/15/2008                                                                 1,423,715
                      TOTAL                                                                                                2,326,941
                   CONSUMER NON-CYCLICAL PRODUCTS--0.7%
     2,000,000     Procter & Gamble Co., 3.50%, 12/15/2008                                                                 1,963,647
                   ENERGY - INDEPENDENT--0.2%
       576,000 2,3 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                       565,526
                   ENERGY - INTEGRATED--0.5%
     1,333,350 2,3 Qatar Petroleum, 5.579%, 5/30/2011                                                                      1,341,087
                   ENERGY - REFINING--0.5%
     1,250,000     Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009                                                      1,216,067
                   FINANCIAL INSTITUTION - BANKING--1.1%
     1,250,000     Capital One Bank, Note, 5.00%, 6/15/2009                                                                1,245,349
       300,000     Citigroup, Inc., 4.625%, 8/3/2010                                                                         293,475
     1,500,000     Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009                                                 1,508,127
                      TOTAL                                                                                                3,046,951
                   FINANCIAL INSTITUTION - BROKERAGE--0.8%
       400,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                395,518
     1,500,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                            1,470,713
       375,000     Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.782%, 1/31/2008                                     373,116
                      TOTAL                                                                                                2,239,347
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--3.3%
     2,150,000     American Express Co., 3.75%, 11/20/2007                                                                 2,139,268
     1,250,000     General Electric Capital Corp., 4.00%, 6/15/2009                                                        1,225,077
       350,000     General Electric Capital Corp., Note, 4.875%, 10/21/2010                                                  345,503
     1,000,000     HSB Capital I, Company Guarantee, 6.27%, 7/15/2027                                                      1,004,856
     1,500,000     International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009                                        1,458,586
     1,250,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             1,153,039
     1,250,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                          1,177,463
       290,000     SLM Corp., Note, Series A, 3.95%, 8/15/2008                                                               283,155
                      TOTAL                                                                                                8,786,947
                   FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.2%
       500,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                     504,665
                   FINANCIAL INSTITUTION - INSURANCE - LIFE--0.4%
     1,000,000     AXA Financial, Inc., Note, 6.50%, 4/1/2008                                                              1,007,103
                   FINANCIAL INSTITUTION - INSURANCE - P&C--0.5%
     1,250,000 2,3 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                               1,255,538
                   FINANCIAL INSTITUTION - REITS--1.8%
     1,400,000     Archstone-Smith Trust, 3.00%, 6/15/2008                                                                 1,369,723
     2,300,000     Prologis, Note, 5.25%, 11/15/2010                                                                       2,283,227
     1,250,000     Simon Property Group, Inc., 6.375%, 11/15/2007                                                          1,253,089
                      TOTAL                                                                                                4,906,039
                   TECHNOLOGY--1.7%
     1,500,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                             1,494,925
     1,975,000     Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                                         1,989,050
     1,000,000     Hewlett-Packard Co., Note, 5.25%, 3/1/2012                                                                990,957
                      TOTAL                                                                                                4,474,932
                   TRANSPORTATION - SERVICES--0.4%
     1,000,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                     1,000,880
                   UTILITY - ELECTRIC--0.7%
     2,000,000     Dominion Resources, Inc., 5.125%, 12/15/2009                                                            2,001,540
                   UTILITY - NATURAL GAS DISTRIBUTOR--0.5%
     1,250,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                   1,219,002
                      TOTAL CORPORATE BONDS                                                                               64,548,495
                      (IDENTIFIED COST $65,162,866)
                   GOVERNMENT AGENCIES--5.9%
                   AGENCY--2.9%
     2,000,000     Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008                                                   2,001,872
     3,000,000     Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008                                     2,986,847
     2,500,000     Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008                                                2,523,392
                      TOTAL                                                                                                7,512,111
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--3.0%
     1,000,000     Federal Home Loan Mortgage Corp., 4.625%, 2/21/2008                                                       996,732
     7,000,000     Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011                                                6,938,560
                      TOTAL                                                                                                7,935,292
                      TOTAL GOVERNMENT AGENCIES                                                                           15,447,403
                      (IDENTIFIED COST $15,500,503)
                   MORTGAGE-BACKED SECURITIES--0.8%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.3%
         6,726     Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010                                             6,815
        97,885     Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021                                            104,502
        81,801     Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021                                            83,849
       320,500     Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018                                           312,540
        32,782     Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010                                            33,551
       124,179     Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015                                           128,359
        51,563     Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017                                             54,111
        90,856     Federal Home Loan Mortgage Corp., Pool M90766, 5.00%, 11/1/2007                                            90,582
        99,254     Federal Home Loan Mortgage Corp., Pool M90767, 4.50%, 11/1/2007                                            98,791
                      TOTAL                                                                                                  913,100
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.3%
       437,459     Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013                                       424,204
         2,972     Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014                                         2,972
        38,143     Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014                                        39,730
        78,349     Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016                                       81,903
       236,597     Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                                      240,660
                      TOTAL                                                                                                  789,469
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
        82,926     Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024                                    87,413
         2,389     Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008                                     2,401
         4,647     Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010                                    4,721
        29,932     Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026                                    32,457
       326,756     Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015                                  342,827
                      TOTAL                                                                                                  469,819
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                     2,172,388
                      (IDENTIFIED COST $2,231,126)
                   U.S. TREASURY--10.5%
     1,500,000   4 United States Treasury Note, 3.25%, 8/15/2007                                                           1,498,947
     4,000,000   5 United States Treasury Note, 3.25%, 8/15/2008                                                           3,940,081
     3,000,000   5 United States Treasury Note, 3.75%, 5/15/2008                                                           2,974,233
     3,000,000     United States Treasury Note, 3.875%, 5/15/2010                                                          2,950,625
     3,000,000     United States Treasury Note, 3.875%, 7/15/2010                                                          2,949,529
     4,000,000     United States Treasury Note, 4.25%, 10/31/2007                                                          3,993,257
     3,000,000     United States Treasury Note, 4.50%, 9/30/2011                                                           2,993,775
     3,000,000     United States Treasury Note, 4.625%, 3/31/2008                                                          2,993,954
     3,000,000   5 United States Treasury Note, 4.75%, 3/31/2011                                                           3,021,777
       500,000     United States Treasury Note, 5.625%, 5/15/2008                                                            502,896
                      TOTAL U.S. TREASURY                                                                                 27,819,074
                      (IDENTIFIED COST $27,956,379)
                   MUTUAL FUNDS--13.9%6
     1,142,325     Federated Mortgage Core Portfolio                                                                      11,091,977
    25,605,923   7 Prime Value Obligations Fund, Institutional Shares, 5.25%                                              25,605,923
                      TOTAL MUTUAL FUNDS                                                                                  36,697,900
                      (IDENTIFIED COST $37,313,650)
                   REPURCHASE AGREEMENTS--3.2%
  $  4,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which Bear           4,000,000
                   Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                   7/15/2037 for $2,000,295,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,640 (purchased with proceeds from securities lending collateral).
     4,340,000     Interest in $3,600,000,000 joint repurchase agreement 5.31%, dated 7/31/2007 under which                4,340,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $3,600,531,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,693,328,787 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                8,340,000
                      TOTAL INVESTMENTS-102.5%                                                                           270,785,923
                      (IDENTIFIED COST $274,144,895)8
                      OTHER ASSETS AND LIABILITIES - NET-(2.5)%                                                          (6,555,662)
                      TOTAL NET ASSETS-100%                                                                            $ 264,230,261

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $20,478,320, which represented 7.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2007, these liquid restricted securities amounted to $19,837,331, which represented 7.5% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:
      MARKET VALUE OF SECURITIES LOANED    MARKET VALUE OF COLLATERAL
      $7,921,573                           $8,340,000

6    Affiliated companies.

7    7-Day net yield.

8 At July 31, 2007, the cost of investments for federal tax purposes was $274,144,895. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $3,358,972. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $476,588 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,835,560.

    At July 31, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                                                                   NOTIONAL VALUE EXPIRATION DATE          UNREALIZED
                                                     NUMBER OF                                                          APPRECIATION
                                                     CONTRACTS
    9U.S. Treasury Notes 2-Year Long Futures         75                              $15,370,313 September 2007              $39,575
    9U.S. Treasury Notes 5-Year Long Futures         10                               $1,054,690 September 2007               $2,858
              NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                               $42,433
  9 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its (NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2007, is as follows:

SECURITY                                                                ACQUISITION         ACQUISITION
                                                                        DATE                COST
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029                7/9/1999            $219,925
Greenwich Capital Acceptance 1991-4, Class B1A, 6.42693%, 7/1/2019      1/7/1993            $335,285
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029                      2/23/1999           $326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45011%, 10/26/2023  2/12/1999           $159,293


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FHLMC --Federal Home Loan Mortgage Corporation
 FNMA  --Federal National Mortgage Association
 GNMA  --Government National Mortgage Association
 IO    --Interest Only
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007